Investments - Summary of Short-term Investments Classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Held-to-Maturity Securities [Line Items]
Total short-term investments	$ 5,483,073	$ 9,613,328
Short-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	2,254,968	1,649,810
Available-for-sale debt investments	110,868	2,134,316
Equity securities	3,117,237	5,829,202
Total short-term investments	5,483,073	9,613,328
Long-term Investments
Schedule of Held-to-Maturity Securities [Line Items]
Held-to-maturity debt investments	$ 224,421	$ 206,885